BUSINESS COMBINATION (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 28, 2015	Mar. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total consideration paid
Goodwill			$ 7,609
Revenue			3,467,626	$ 2,960,627	$ 1,654,356
Net income			173,316	243,887	$ 45,565
Pro forma results of acquisitions
Pro forma sales			3,505,324	4,174,232
Pro forma net income attributable to Canadian Solar Inc.			$ 159,231	$ 431,539
Diluted earnings per share attributable to Canadian Solar Inc.			$ 2.72	$ 7.35
Recurrent
BUSINESS COMBINATION
Percentage of interest acquired		100.00%
Cash consideration		$ 261,400
Total consideration paid
Cash		108,400
Restricted cash		38,200
Project assets		233,500
Solar power systems, net		46,800
Other assets		40,200
Less : Long term borrowings and notes payable		165,200
Other liabilities		51,400
Total identifiable net assets		250,500
Goodwill		$ 10,900
Revenue			$ 266,900
Net income			3,500
Bank fees, legal costs and accounting costs associated with the acquisition			4,200
SSM
BUSINESS COMBINATION
Percentage of interest acquired	100.00%
Cash consideration	$ 59,000
Total consideration paid
Cash	8,100
Solar power systems, net	141,900
Intangible assets	72,000
Other assets	11,700
Less: Short-term borrowings	7,400
Long term borrowings	134,600
Other liabilities	32,700
Total identifiable net assets	$ 59,000
Bank fees, legal costs and accounting costs associated with the acquisition			2,400
SSM And Recurrent | Non-recurring items related to transaction related costs
Pro forma results of acquisitions
Pro forma net income attributable to Canadian Solar Inc.			$ 6,600